UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2014

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-term Investments — 102.2%
U.S. Treasury Bills — 86.3%
U.S. Treasury Bills	0.012-0.018%	3/6/14	$1,137,278,000	$1,137,275,261	(a)
U.S. Treasury Bills	0.005-0.033%	3/13/14	1,371,958,000	1,371,946,123	(a)
U.S. Treasury Bills	0.005-0.045%	3/20/14	1,723,593,000	1,723,560,503	(a)
U.S. Treasury Bills	0.030-0.035%	3/27/14	2,200,000,000	2,199,947,100	(a)
U.S. Treasury Bills	0.060-0.140%	4/3/14	262,400,000	262,384,659	(a)
U.S. Treasury Bills	0.075%	4/10/14	250,000,000	249,979,166	(a)
U.S. Treasury Bills	0.035-0.086%	4/17/14	1,830,409,000	1,830,303,677	(a)
U.S. Treasury Bills	0.040-0.133%	4/24/14	1,778,200,000	1,777,972,844	(a)
U.S. Treasury Bills	0.045-0.080%	5/1/14	703,677,000	703,609,408	(a)
U.S. Treasury Bills	0.040-0.085%	5/8/14	1,565,450,000	1,565,303,542	(a)
U.S. Treasury Bills	0.095%	5/15/14	543,000,000	542,892,531	(a)
U.S. Treasury Bills	0.050-0.100%	5/22/14	1,080,344,000	1,080,158,848	(a)
U.S. Treasury Bills	0.100-0.105%	5/29/14	509,213,000	509,083,403	(a)
U.S. Treasury Bills	0.100%	6/5/14	15,000,000	14,996,000	(a)
U.S. Treasury Bills	0.095%	6/12/14	227,800,000	227,738,082	(a)
U.S. Treasury Bills	0.073-0.090%	6/19/14	710,617,000	710,441,670	(a)
U.S. Treasury Bills	0.080-0.140%	6/26/14	550,000,000	549,847,088	(a)
U.S. Treasury Bills	0.080%	7/10/14	75,000,000	74,978,167	(a)
U.S. Treasury Bills	0.110%	8/14/14	160,000,000	159,918,845	(a)
U.S. Treasury Bills	0.075%	8/28/14	410,000,000	409,846,249	(a)
Total U.S. Treasury Bills				17,102,183,166
U.S. Treasury Notes — 15.9%
U.S. Treasury Notes	0.250%	3/31/14	200,000,000	200,032,865
U.S. Treasury Notes	1.750%	3/31/14	494,000,000	494,671,229
U.S. Treasury Notes	1.875%	4/30/14	350,000,000	351,003,302
U.S. Treasury Notes	1.000%	5/15/14	100,000,000	100,172,172
U.S. Treasury Notes	4.750%	5/15/14	271,500,000	274,093,432
U.S. Treasury Notes	2.250%	5/31/14	250,000,000	251,309,801
U.S. Treasury Notes	0.750%	6/15/14	200,000,000	200,369,306
U.S. Treasury Notes	0.250%	6/30/14	100,000,000	100,027,881
U.S. Treasury Notes	0.125%	7/31/14	147,000,000	147,021,171
U.S. Treasury Notes	2.625%	7/31/14	170,000,000	171,807,320
U.S. Treasury Notes	0.500%	8/15/14	174,500,000	174,802,038
U.S. Treasury Notes	2.375%	8/31/14	50,000,000	50,554,957
U.S. Treasury Notes	2.375%	9/30/14	125,000,000	126,647,939
U.S. Treasury Notes	4.250%	11/15/14	100,000,000	102,903,608

See Notes to Financial Statements.

16	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes	0.090%	1/31/16	$404,800,000	$404,732,424	(b)
Total U.S. Treasury Notes				3,150,149,445
Total Investments — 102.2% (Cost — $20,252,332,611#)				20,252,332,611
Liabilities in Excess of Other Assets — (2.2)%				(426,505,157)
Total Net Assets — 100.0%				$19,825,827,454

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

February 28, 2014 (unaudited)

Assets:
Investments, at value	$20,252,332,611
Cash	483
Interest receivable	14,744,197
Total Assets	20,267,077,291

Liabilities:
Payable for securities purchased	440,411,916
Investment management fee payable	487,915
Accrued expenses	350,006
Total Liabilities	441,249,837
Total Net Assets	$19,825,827,454

Represented by:
Paid-in Capital	$19,825,827,454

See Notes to Financial Statements.

18	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2014

Investment Income:
Interest	$5,641,659
Other income	4,166
Total Investment Income	5,645,825

Expenses:
Investment management fee (Note 2)	9,533,992
Fund accounting fees	532,130
Legal fees	182,744
Trustees’ fees	148,693
Custody fees	46,453
Audit and tax	15,346
Miscellaneous expenses	42,217
Total Expenses	10,501,575
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,762,558)
Net Expenses	3,739,017
Net Investment Income	1,906,808
Net Realized Loss on Investments	(123,034)
Increase in Net Assets from Operations	$1,783,774

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended February 28, 2014 (unaudited) and the Year Ended August 31, 2013	2014	2013

Operations:
Net investment income	$1,906,808	$3,840,840
Net realized gain (loss)	(123,034)	428,590
Increase in Net Assets from Operations	1,783,774	4,269,430

Capital Transactions:
Proceeds from contributions	29,885,949,078	37,650,946,393
Value of withdrawals	(28,175,538,022)	(38,434,406,236)
Increase (Decrease) in Net Assets From Capital Transactions	1,710,411,056	(783,459,843)
Increase (Decrease) in Net Assets	1,712,194,830	(779,190,413)

Net Assets:
Beginning of period	18,113,632,624	18,892,823,037
End of period	$19,825,827,454	$18,113,632,624

See Notes to Financial Statements.

20	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2014[1]		2013	2012	2011	2010	2009

Net assets, end of period (000s)	$19,825,827		$18,113,633	$18,892,823	$17,534,156	$16,672,608	$25,166,951
Total return[2]	0.01%		0.03%	0.01%	0.03%	0.08%	0.53%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.10%	0.10%
Net expenses[4,5,6]	0.04	[3,7]	0.07 [7]	0.06 [7]	0.10	0.10	0.10
Net investment income	0.02	[3]	0.02	0.01	0.03	0.06	0.53

[1]	For the six months ended February 28, 2014 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

22	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$20,252,332,611	—	$20,252,332,611

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2014, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $6,762,558.

The investment manager has voluntarily undertaken to limit Portfolio expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2014, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves),

24	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

5. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

26	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the U.S. Treasury Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset U.S. Treasury Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Premium U.S. Treasury Reserves, a series of Legg Mason Partners Premium Money Market Trust, and Western Asset Institutional U.S. Treasury Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment com-

28	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

pany data, for each Feeder Fund. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2013 was at the median, the performance for the 5-year period ended June 30, 2013 was above the median, and that the performance for the 10-year period ended June 30, 2013 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods.

The information comparing Western Asset Institutional U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The information comparing Western Asset Premium U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2013 was at the median and that the performance for the 5- and 10-year periods ended June 30, 2013 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for each of Western Asset U.S. Treasury Reserves, Western Asset Institutional U.S. Treasury Reserves and Western Asset Premium U.S. Treasury Reserves. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as U.S. Treasury money market funds or funds classified as institutional U.S. Treasury money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset U.S. Treasury Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was below the median and the actual total expense ratio was below the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

•

For Western Asset Institutional U.S. Treasury Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was below the median and the actual total expense ratio was below the median. The Board took into account the master-feeder structure. The Board considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

30	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

•

For Western Asset Premium U.S. Treasury Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was at the median and the actual total expense ratio was below the median. The Board took into account the master-feeder structure. The Board considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. With respect to Western Asset U.S. Treasury Reserves and Western Asset Institutional U.S. Treasury Reserves, the Board noted, among other things, that the Manager had previously agreed to institute breakpoints in the Contractual Management Fee for those Feeder Funds, reflecting the potential for reducing the Contractual Management Fee as those Feeder Funds grows. The Board also considered whether, for Western Asset U.S. Treasury Reserves and Western Asset Institutional U.S. Treasury Reserves, the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the asset levels.

The Board noted that Western Asset Institutional U.S. Treasury Reserves had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. With respect to Western Asset U.S. Treasury Reserves, the Board noted that the Actual Management Fee was below the median of its expense group. In addition, with respect to Western Asset Institutional U.S. Treasury Reserves, the Board noted that the Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at asset levels up to $10 billion and below the asset-weighted average at higher asset levels. The Board also noted that the Contractual Management Fee was below the median of its expense group.

U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

With respect to Western Asset Premium U.S. Treasury Reserves, the Board noted that, although the Feeder Fund’s Contractual Management Fee does not contain breakpoints, the Feeder Fund’s Contractual Management Fee was below the median of its expense group, and its Actual Management Fee was at the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

32	U.S. Treasury Reserves Portfolio 2014 Semi-Annual Report

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 22, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2014